Segmented information (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total
2024	Net interest income (1)	$1,927	$449	$465	$358	$50	$3,249
Jan. 31	Non-interest income (2)	570	925	216	1,203	58	2,972
	Total revenue (1)	2,497	1,374	681	1,561	108	6,221
	Provision for (reversal of) credit losses	329	20	244	8	(16)	585
	Amortization and impairment (3)	58	–	23	2	193	276
	Other non-interest expenses	1,222	669	455	710	133	3,189
	Income (loss) before income taxes	888	685	(41)	841	(202)	2,171
	Income taxes (1)	238	187	(32)	229	(179)	443
	Net income (loss)	$650	$498	$(9)	$612	$(23)	$1,728
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$12	$12
	Equity shareholders	650	498	(9)	612	(35)	1,716
	Average assets (4)(5)	$323,080	$92,335	$59,152	$312,583	$195,171	$982,321
2023	Net interest income (loss) (1)	$1,908	$452	$476	$384	$(23)	$3,197
Oct. 31 (6)	Non-interest income (2)	550	914	196	906	84	2,650
	Total revenue (1)	2,458	1,366	672	1,290	61	5,847
	Provision for (reversal of) credit losses	282	11	249	4	(5)	541
	Amortization and impairment (3)	59	1	28	2	220	310
	Other non-interest expenses	1,248	678	359	732	113	3,130
	Income (loss) before income taxes	869	676	36	552	(267)	1,866
	Income taxes (1)	232	186	(14)	169	(192)	381
	Net income (loss)	$637	$490	$50	$383	$(75)	$1,485
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	637	490	50	383	(83)	1,477
	Average assets (4)(5)	$322,771	$92,912	$61,077	$296,898	$188,747	$962,405
2023	Net interest income (1)	$1,709	$464	$476	$535	$21	$3,205
Jan. 31 (6)	Non-interest income (2)	553	887	230	946	108	2,724
	Total revenue (1)	2,262	1,351	706	1,481	129	5,929
	Provision for (reversal of) credit losses	158	46	98	(10)	3	295
	Amortization and impairment (3)	59	1	30	2	185	277
	Other non-interest expenses	1,231	664	350	648	1,292	4,185
	Income (loss) before income taxes	814	640	228	841	(1,351)	1,172
	Income taxes (1)	224	171	27	229	88	739
	Net income (loss)	$590	$469	$201	$612	$(1,439)	$433
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	590	469	201	612	(1,448)	424
	Average assets (4)(5)	$317,940	$89,908	$59,421	$296,565	$189,330	$953,164
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $68 million for the three months ended January 31, 2024 (October 31, 2023: $62 million; January 31, 2023: $62 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.
(6)	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.